Related Party Transactions - Additional Information (Detail) - EUR (€)							12 Months Ended
	Dec. 15, 2021	Jun. 03, 2021	Dec. 11, 2020	May 15, 2020	Dec. 23, 2019	May 17, 2019	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Shares held in the entity							36,760	36,760
Shares held in the entity that do not exceed the total of outstanding share capital, percentage							1.00%
Key Management [Member]
Disclosure of transactions between related parties [Line Items]
Total remuneration							€ 27,200,000	€ 24,800,000	[1]	€ 26,300,000
severance payment [Member] | Key Management [Member]
Disclosure of transactions between related parties [Line Items]
Total remuneration							€ 2,200,000			€ 700,000
Vereniging Aegon [member] | Common shares B [member]
Disclosure of transactions between related parties [Line Items]
Number of shares repurchased	22,643,360	1,983,360	2,955,600	2,154,000	13,227,120	1,773,680
Proportion of value weight average price of common shares of 5 trading days	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Number of shares repurchased, value	€ 2,285,621		€ 911.22		€ 1,384,046
Number of trading days	5 days	5 days	5 days
Proportion of voting rights held by related party	32.60%		32.60%		32.60%
Mr Friese [Member]
Disclosure of transactions between related parties [Line Items]
Shares held in the entity							56,554	36,001
Mr Rider [member]
Disclosure of transactions between related parties [Line Items]
Shares held in the entity							103,699	78,164

[1]	Retroactively, fixed compensation in 2020 included sign-on expenses and other benefits in 2020 included mandatory local social security expenses for Key Management members that were not included in this table last year.